6. Intangible Assets: Patents (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Amortization expense - patents	$ 33,555	$ 32,230	$ 67,110	$ 64,306